UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2007

Check here if Amendment [X]; Amendment Number: 1
   This Amendment (Check only one.):       [X] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Andrew Weiss
Title:    President of Weiss Capital, LLC
Address:  c/o Weiss Capital, LLC
          29 Commonwealth Avenue, 10th Floor,
          Boston, MA 02116

Form 13F File Number: 28-12279

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Georgiy Nikitin
Title: Attorney-in-Fact for Andrew Weiss
Phone: (617) 778-7780

Signature, Place, and Date of Signing:

         /s/ Georgiy Nikitin*        Boston, MA           September 7, 2007
-----------------------------  ---------------------  --------------------------
          [Signature]              [City, State]                [Date]

*Pursuant to Power of Attorney as filed on February 14, 2007.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            58

Form 13F Information Table Value Total:     $ 102,259
                                           (thousands)

List of Other Included Managers: NONE


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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                             TITLE OF                   VALUE    SHR OR    SH/ PUT/  INVESTMENT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER        CLASS            CUSIP   (x$1000)  PRN AMT   PRN CALL  DISCRETION   MANAGERS    SOLE     SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------

BANNER CORP                   COM              06652V109      7        200  SH       SOLE                           200  0      0
CHARTWELL DIVD & INCOME FD I  COM              16139P104    112     11,400  SH       SOLE                        11,400  0      0
CHINA HEALTHCARE ACQ CORP     COM ADDED        16939Q104  3,481    637,475  SH       SOLE                       637,475  0      0
CHURCHILL VENTURES LTD        COM ADDED        17157P109  3,004    392,700  SH       SOLE                       392,700  0      0
COLUMBUS ACQUISITION CORP     COM ADDED        198851107  5,846    788,950  SH       SOLE                       788,950  0      0
COMMUNITY BANKERS ACQUISITN   COM              20361R101  3,504    473,500  SH       SOLE                       473,500  0      0
CORNERSTONE STRATEGIC VALUE   COM              21924B104      5        532  SH       SOLE                           532  0      0
DEKANIA CORP                  COM ADDED        24488U104    403     43,200  SH       SOLE                        43,200  0      0
DWS MULTI MKT INCOME TR       SHS              23338L108    513     52,701  SH       SOLE                        52,701  0      0
DWS STRATEGIC INCOME TR       SHS              23338N104    100      7,600  SH       SOLE                         7,600  0      0
EXXON MOBIL CORP              COM              30231G102    402      4,787  SH       SOLE                         4,787  0      0
FORDING CDN COAL TR           TR UNIT          345425102     16        500  SH       SOLE                           500  0      0
GENERAL FINANCE CORP          COM              369822101    115     14,550  SH       SOLE                        14,550  0      0
GENEVA ACQUISITION CORP       COM ADDED        37185Y104  3,915    705,350  SH       SOLE                       705,350  0      0
GLOBAL LOGISTICS ACQUISITION  COM              379414105  5,134    652,400  SH       SOLE                       652,400  0      0
GRUBB&ELLIS RLTY ADVISORS IN  COM              400096103  3,434    596,200  SH       SOLE                       596,200  0      0
HALLIBURTON CO                COM              406216101     97      2,821  SH       SOLE                         2,821  0      0
HANCOCK JOHN FINL TRENDS FD   COM              41014X105     17        915  SH       SOLE                           915  0      0
HANCOCK JOHN PATRIOT SELCT D  COM              41013U102     95      7,251  SH       SOLE                         7,251  0      0
HARBOR ACQUISITION CORPORATI  COM              41145X107  1,025    180,400  SH       SOLE                       180,400  0      0
HD PARTNERS ACQUISITION CORP  COM              40415K100  1,022    133,600  SH       SOLE                       133,600  0      0
HEALTHCARE ACQUISITION CP NE  COM              42224H104  5,744    786,825  SH       SOLE                       786,825  0      0
HEALTHCARE RLTY TR            COM              421946104    993     35,737  SH       SOLE                        35,737  0      0
INDIA GLOBALIZATION CAP INC   COM              45408X100  3,048    530,980  SH       SOLE                       530,980  0      0
INFORMATION SERVICES GROUP I  COM              45675Y104  5,721    747,781  SH       SOLE                       747,781  0      0
ISHARES INC                   MSCI AUSTRIA     464286202      9        232  SH       SOLE                           232  0      0
ISHARES INC                   MSCI TAIWAN      464286731     66      4,100  SH       SOLE                         4,100  0      0
JAZZ TECHNOLOGIES INC         COM              47214E102     14      4,600  SH       SOLE                         4,600  0      0
JAZZ TECHNOLOGIES INC         *W EXP 03/15/201 47214E110     11     17,200  SH       SOLE                        17,200  0      0
JK ACQUISITION CORP           COM              47759H106  2,666    459,600  SH       SOLE                       459,600  0      0
KAYNE ANDERSON MLP INVSMNT C  COM              486606106     23        700  SH       SOLE                           700  0      0
KOREA FD                      COM              500634100    922     23,284  SH       SOLE                        23,284  0      0
MADISON STRTG SECTOR PREM FD  COM              558268108     26      1,300  SH       SOLE                         1,300  0      0
MARATHON ACQUISITION CORP     COM              565756103    203     25,800  SH       SOLE                        25,800  0      0
MEDIA & ENTMT HOLDINGS INC    COM ADDED        58439W108     82     11,050  SH       SOLE                        11,050  0      0
MEXICO FD INC                 COM              592835102    195      4,645  SH       SOLE                         4,645  0      0
MILLENNIUM INDIA ACQS COM IN  COM              60039Q101  6,329    845,000  SH       SOLE                       845,000  0      0
MORGAN STANLEY EMER MKTS FD   COM              61744G107    284     10,400  SH       SOLE                        10,400  0      0
MORGAN STANLEY INDIA INVS FD  COM              61745C105     45      1,000  SH       SOLE                         1,000  0      0
NEUBERGER BERMAN DIV ADVANT   COM              64127J102     45      2,000  SH       SOLE                         2,000  0      0
NEUBERGER BERMAN RE ES SEC F  COM              64190A103     94      5,442  SH       SOLE                         5,442  0      0
NEUBERGER BERMAN REAL INCM F  COM              64126D106  4,896    185,308  SH       SOLE                       185,308  0      0
NEWMONT MINING CORP           COM              651639106      0          1  SH       SOLE                             1  0      0
NTR ACQUISITION CO            COM              629415100    229     24,200  SH       SOLE                        24,200  0      0
NTR ACQUISITION CO            UNIT 06/28/2010  629415209    341     31,600  SH       SOLE                        31,600  0      0
OCEANAUT INC                  COM ADDED        675227102 24,310  3,198,700  SH       SOLE                     3,198,700  0      0
OCEANAUT INC                  *W EXP 01/01/201 675227110     11      8,200  SH       SOLE                         8,200  0      0
OLD MUTUAL CLAYMORE LNG SHT   COM              68003N103      8        400  SH       SOLE                           400  0      0
RMR F I R E FD                COM              74963M101     36      1,801  SH       SOLE                         1,801  0      0
RMR HOSPITALITY REAL ESTATE   COM              74963J108      0          1  SH       SOLE                             1  0      0
SANTA MONICA MEDIA CORP       COM ADDED        802501106  6,022    807,200  SH       SOLE                       807,200  0      0
SWISS HELVETIA FD INC         COM              870875101  1,715     96,347  SH       SOLE                        96,347  0      0
SYMMETRY HLDGS INC            COM ADDED        871545109    153     20,200  SH       SOLE                        20,200  0      0
TAILWIND FINL INC             COM ADDED        874023104  5,166    678,000  SH       SOLE                       678,000  0      0
UNION STREET ACQ CORP         COM              908536105    162     21,600  SH       SOLE                        21,600  0      0
VANTAGE ENERGY SERVICES INC   *W EXP 99/99/999 92209F110     26     30,400  SH       SOLE                        30,400  0      0
VICTORY ACQUISITION CORP      COM ADDED        92644D100    414     43,950  SH       SOLE                        43,950  0      0
XM SATELLITE RADIO HLDGS INC  CL A             983759101      3        230  SH       SOLE                           230  0      0
